Income tax credit/(expense) - Reconciliation of total tax credit/(expense) (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of the total tax expense
Loss before income tax		£ (32,574,000)	£ (149,623,000)	£ (24,027,000)
Loss before tax multiplied by weighted average UK corporation tax rate of 20.5% (2022: 19.0% - UK corporation tax rate; 2021: 21.0% - weighted average US federal corporate income tax rate)		6,678,000	28,428,000	5,046,000
Tax effects of:
Adjustment in respect of previous years		(491,000)	512,000	663,000
Difference in tax rates on non-US operations				216,000
Foreign exchange losses on US dollar denominated tax basis				(3,146,000)
Expenses not deductible for tax purposes		(2,650,000)	(1,197,000)	(526,000)
Irrecoverable foreign tax credits		(572,000)	(625,000)
Impact of change in UK Corporation tax rate		931,000	6,995,000	(77,785,000)
Unrealized foreign exchange gains not taxable in the US				7,343,000
Total income tax credit/(expense)		£ 3,896,000	£ 34,113,000	£ (68,189,000)
US
Tax effects of:
Corporate tax rate		21.00%		21.00%
UK
Tax effects of:
Corporate tax rate	25.00%	20.50%	19.00%
Deferred tax rate		25.00%